                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number: ______
 This Amendment (Check only one.):    [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     JWM Partners, LLC
Address:  1 E Weaver St
          Greenwich, CT  06831

Form 13F File Number: 28-_________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard F. Leahy
Title:    Member of Management Committee, JWMP Management, its managing member
Phone:    203-552-5400

Signature, Place, and Date of Signing:

Richard F. Leahy            Greenwich, CT            February 4, 2008
  [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number       Name

28-_______________________       _______________________________________
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 30

Form 13F Information Table Value Total: 74644
                                        (thousands)

Confidential information has been omitted from the public Form 13F report and filed separately with the Commission.


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.         Form 13F File Number         Name


      _______     28-____________________      _______________________________

      [Repeat as necessary.]

       FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Science & Engineering COM              029429107     2837    50000 SH       SOLE                    50000        0        0
Bed Bath & Beyond Inc          COM              075896100     2041    69450 SH       SOLE                    69450        0        0
Bunge Ltd                      COM              G16962105     1941    16675 SH       SOLE                    16675        0        0
Canadian National Railway Co   COM              136375102     1089    23210 SH       SOLE                    23210        0        0
Carmax Inc                     COM              143130102     4574   231610 SH       SOLE                   231610        0        0
Cemex SAB de CV                COM              151290889     3231   125000 SH       SOLE                   125000        0        0
Costco Wholesale Corp          COM              22160K105     1610    23080 SH       SOLE                    23080        0        0
Coventry Health Care Inc       COM              222862104     1453    24540 SH       SOLE                    24540        0        0
Devon Energy Corp              COM              25179M103      753     8470 SH       SOLE                     8470        0        0
EOG Resources Inc              COM              26875P101     1801    20190 SH       SOLE                    20190        0        0
Electronic Arts Inc            COM              285512109     3305    56590 SH       SOLE                    56590        0        0
Empresa Brasileira de Aeronaut COM              29081M102     2525    55390 SH       SOLE                    55390        0        0
Expeditors International Washi COM              302130109     4468   100000 SH       SOLE                   100000        0        0
Fastenal Co                    COM              311900104     2520    62370 SH       SOLE                    62370        0        0
IndyMac Bancorp Inc            COM              456607100     1487   250000 SH       SOLE                   250000        0        0
International Game Technology  COM              459902102     2041    46465 SH       SOLE                    46465        0        0
Iron Mountain Inc              COM              462846106     5182   140000 SH       SOLE                   140000        0        0
Morningstar Inc                COM              617700109      524     6740 SH       SOLE                     6740        0        0
Nexen Inc                      COM              65334H102      886    27460 SH       SOLE                    27460        0        0
Nucor Corp                     COM              670346105     4145    70000 SH       SOLE                    70000        0        0
Nvidia Corp                    COM              67066G104     2721    80000 SH       SOLE                    80000        0        0
Paccar Inc                     COM              693718108      486     8925 SH       SOLE                     8925        0        0
Progressive Corp/The           COM              743315103     1733    90500 SH       SOLE                    90500        0        0
Quality Systems Inc            COM              747582104     1602    52570 SH       SOLE                    52570        0        0
Terex Corp                     COM              880779103     3278    50000 SH       SOLE                    50000        0        0
WM Wrigley Jr Co               COM              982526105      251     4300 SH       SOLE                     4300        0        0
Walgreen Co                    COM              931422109     2541    66735 SH       SOLE                    66735        0        0
Western Union Co/The           COM              959802109     4856   200000 SH       SOLE                   200000        0        0
Whole Foods Market Inc         COM              966837106     4781   117200 SH       SOLE                   117200        0        0
eBay Inc                       COM              278642103     3982   120000 SH       SOLE                   120000        0        0